STABLE VALUE SEPARATE ACCOUNT (Details) - North America 401(k) Savings Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
STABLE VALUE SEPARATE ACCOUNT
Stable value investment at contract value	$ 945,584,172	$ 980,609,332
Number of business days to cure contract breach before Plan's ability to conduct transactions is limited	15 days
MassMutual Stable Value Separate Account
STABLE VALUE SEPARATE ACCOUNT
Crediting interest rates	0.51%	3.70%
Stable value investment at contract value	$ 0	$ 980,609,332
Fresenius Stable Value Separate Accounts
STABLE VALUE SEPARATE ACCOUNT
Stable value investment at contract value	$ 945,584,172
Fresenius Stable Value Separate Accounts | Minimum
STABLE VALUE SEPARATE ACCOUNT
Crediting interest rates	0.00%